Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net (Loss) Income	$ 98,198	$ (150,509)	$ 205,037
Non-cash items:
Depreciation and amortization	29,546	53,579	59,178
Loss on Sale of Assets and Write-Down of Assets	(2,896)	87,401	191
Unrealized (gain) loss on derivative instruments (note 8)		(388)	1,776
Equity loss (income)	(3,188)	1,188	(5,128)
Income tax recovery (note 10)	(14,598)	(1,548)	(13,934)
Other		378	(8)
Increase (Decrease) in Other Operating Assets and Liabilities, Net		(22,873)	60,379
Increase (Decrease) in Deferred Charges		(12,602)	(3,681)
Net operating cash flow		(45,705)	304,871
FINANCING ACTIVITIES
Proceeds from short-term debt (note 5)		25,000	205,000
Prepayments of short-term debt (note 5)		(25,000)	(245,000)
Proceeds from long-term debt, net of issuance costs (note 6)		70,000	477,822
Repayments of Long-term Debt		(5,615)	(8,812)
Early Repayment of Long-Term Debt		(15,000)	(717,368)
Scheduled repayments of obligations related to finance leases (note 7)		(10,562)	(12,269)
Prepayment of Finance Lease Obligations		(56,724)	0
Proceeds from (Payments for) Other Financing Activities		(93)	(562)
Net financing cash flow		(17,994)	(301,189)
INVESTING ACTIVITIES
Proceeds from Sale of Property, Plant, and Equipment		32,687	75,214
Expenditures for vessels and equipment		(7,237)	(3,076)
Proceeds from (Repayments of) Related Party Debt		1,500	3,500
Net investing cash flow		26,950	75,638
(Decrease) increase in cash, cash equivalents and restricted cash		(36,749)	79,320
Cash, cash equivalents and restricted cash, beginning of the period		103,146	96,790
Cash, cash equivalents and restricted cash, end of the period	176,110	66,397	176,110
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 2,100		2,100
Freight Tax [Member]
Non-cash items:
Income tax recovery (note 10)		$ (1,879)	$ (12,873)